SHAREHOLDERS' EQUITY (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended				6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Cumulative Translation Adjustment	Dec. 31, 2012 Cumulative Translation Adjustment	Jun. 30, 2013 Available-for-sale Securities and Other Investments	Jun. 30, 2013 Derivative Financial Instruments	Jun. 30, 2013 Pension Benefits
Changes in accumulated other comprehensive loss by component
Accumulated other comprehensive (loss) income, beginning of period			$ (27,311)		$ (16,206)	$ (16,206)	$ (7,680)	$ 137	$ (3,562)
Other comprehensive loss before reclassifications			(22,826)				(20,975)	(1,851)
Tax expense			489					489
Reclassifications from accumulated other comprehensive (loss) income			28,590				28,308	20	262
Tax expense			(74)					(5)	(69)
Other comprehensive income (loss) for the period	(4,809)	(6,686)	6,179	(16,561)			7,333	(1,347)	193
Accumulated other comprehensive (loss) income, end of period	$ (21,132)		$ (21,132)		$ (16,206)	$ (16,206)	$ (347)	$ (1,210)	$ (3,369)